Finance Costs and Unwinding of Obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs	$ 69	$ 70	$ 142
Unwinding of obligations	16	13	27
Finance costs and unwinding of obligations	$ 85	$ 83	$ 169